IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of impairment of assets [Abstract]
IMPAIRMENT OF ASSETS
IMPAIRMENT OF ASSETS
CGU Determination and Indicators of Impairment
In updating its determination of CGUs and applying any related indicators of impairment, the Company took into consideration the manufacturing facility closures and other related activities that have taken place over the course of the year; the expected costs, timeline, and future benefits expected from its major capital expenditure projects; the impact of acquisitions; as well as changes in the interdependencies of cash flows among the Company’s manufacturing sites. As a result of this analysis, the Company’s CGUs consist of the following:

•	The tapes and films CGU (the "T&F CGU") includes the Company’s tape and film manufacturing locations in the United States, Canada and India that it owned prior to 2018.

•
As discussed in Note 19, the Company acquired 100% of the equity value of Polyair in 2018. Polyair continues to be considered by management as a separate CGU, despite integration efforts making significant progress in 2019 and continuing towards furthering operational alignment and interdependency of cash flows within the T&F CGU. Management monitors the goodwill balance of Polyair combined with the T&F CGU assets as it remains focused on achieving its strategic plan of developing significant acquisition synergies, and as a result of those synergies, having greater interdependencies of cash flows. Accordingly, the assets of Polyair are included in the tapes and film impairment test discussed further below (the “T&F Group”).

•
The engineered coated products CGU (“ECP CGU") includes the Company’s ECP manufacturing facilities in the United States and Canada that it owned prior to 2018, as well as the newly-acquired Capstone and Maiweave facilities discussed in Note 19. Capstone and Maiweave are considered to be part of the ECP CGU as they support and expand the Company's operations both in India and domestically in the US.

•	The Company’s other CGU, Fibope, consists of the Company’s operating site in Portugal.
There were no indicators of impairment for any of the CGUs previously described. Due to the existence of recorded goodwill and indefinite-lived intangible assets associated with the T&F Group and the ECP CGU, the Company conducted impairment tests as discussed further below. The tests did not result in any impairment being recognized as of December 31, 2019 and 2018. Unrelated to the impairment tests performed at the CGU level, there were impairments of certain individual assets as disclosed in the impairments table below, which primarily relate to manufacturing facility closures, restructuring and other related charges.
The Company also considers indicators for the reversal of prior impairment charges recorded. This analysis of indicators is based on the recent and projected results of CGUs and specific asset groups that were previously impaired. For the years ended December 31, 2019 and 2018, these analyses did not result in any impairment reversals.
Impairment Testing
All of the Company’s carrying amounts of goodwill, intangible assets with indefinite useful lives and software not yet available for use as of December 31, 2019 and 2018 relate to the T&F Group and the ECP CGU. The Company performed the required annual impairment testing for these asset groups during the fourth quarter of 2019 and 2018. The impairment test for the asset groups was determined based on their value in use. Key assumptions used in each discounted cash flow projection, management’s approach to determine the value assigned to each key assumption, and other information as required for the asset groups are outlined in the tables below. Reasonably possible changes in the key assumptions below would not be expected to cause the carrying amount of the asset groups to exceed its recoverable amount, in which case an impairment would otherwise be recognized.
Revenue and other future assumptions used in these models were prepared in accordance with IAS 36 – Impairment of Assets and do not include the benefit from obtaining, or the incremental costs to obtain, growth initiatives or cost reduction programs that the Company may be planning but has not yet undertaken within its current asset base.
Details of the key assumptions used in impairment tests performed as of December 31, 2019 are outlined below:

	T&F Group	ECP CGU
Carrying amount allocated to the asset group:
Goodwill	$101,846	$5,831
Intangible assets with indefinite useful lives	$14,359	—
Results of test performed as of December 31, 2019:
Recoverable amount	$1,358,859	$255,258
Forecast period annual revenue growth rates (1)	1.3% in 2020, 2.3-3.1% thereafter	6.3% in 2020, 2.8% in 2021, tapering down to 2.5% thereafter
Discount rate (2)	8.8%	11.6%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of (3)	2.3%	2.5%
Income tax rate (4)	28.0%	27.0%

(1)
For both models, the annual revenue growth rate for the forecast period, is based on projections presented to management and the Board of Directors. The projected revenue growth rates for the period are consistent with the Company's recent history of sales volumes within the asset group, as well as the Company’s expectation that its sales will at least match gross domestic product growth.

For the T&F Group, projections assume that the Company’s revenue will grow consistent with United States gross domestic product average projections, and from anticipated synergies realized from Polyair cross-selling opportunities, included discretely through 2022.

For the ECP CGU, projections expect additional ramping of revenue from the group due to integration and capital expenditure efforts through 2021, and then tapering down to sustained growth levels consistent with United States gross domestic product.

(2)	The discount rate used is the estimated weighted average cost of capital for the asset group, using observable market rates and data based on a set of publicly traded industry peers.

(3)	Cash flows beyond the forecast period have been primarily extrapolated at or below the projected long-term average growth rates for the asset groups.

(4)	The income tax rate represents an estimated effective tax rate based on enacted or substantively enacted rates.
Sensitivity analysis performed as of December 31, 2019 using reasonably possible changes in key assumptions above are outlined below:

	T&F Group	ECP CGU
Forecast period annual revenue growth rates	1.3% in 2020, 0% thereafter	6.3% in 2020, 1% thereafter
Discount rate	11.0%	12.6%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of	1.0%	1.0%
Income tax rate	35.0%	37.0%
There was no indication of any impairment resulting from changing the individual assumptions above.
Details of the key assumptions used in impairment tests performed as of December 31, 2018 are outlined below:

	T&F Group	ECP CGU
Carrying amount allocated to the asset group
Goodwill	$101,769	$5,945
Intangible assets with indefinite useful lives	$13,841	—
Results of test performed as of December 31, 2018:
Recoverable amount	$1,428,909	$188,736
Forecast period annual revenue growth rates (1)	13% in 2019, 2.5-3.3% thereafter	32.8% in 2019, 7.6% in 2020, tapering down to 2.5% thereafter
Discount rate (2)	8.8%	11.6%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of (3)	2.5%	2.5%
Income tax rate (4)	25.0%	27.0%

(1)
For both models, the annual revenue growth rates for the forecast period are based on projections presented to management and the Board of Directors. The projected revenue growth rates for the period are consistent with the Company's recent history of sales volumes within the asset group, as well as the Company’s expectation that its sales will at least match gross domestic product growth.

For the T&F Group, the 2019 projections reflect a full year of benefit from owning Polyair. Beyond 2019, the projections assume that the Company’s revenue will grow consistent with United States gross domestic product average projections, and from anticipated synergies realized from Polyair cross-selling opportunities.

For the ECP CGU, the 2019 projection reflects a full year of benefit from Capstone's operations as well as the acquisition of Maiweave. The Company expects additional ramping up of revenue from the group due to integration and capital expenditure efforts in 2020, and then tapering down to sustained growth levels consistent with United States gross domestic product.

(2)	The discount rate used is the estimated weighted average cost of capital for the asset group, using observable market rates and data based on a set of publicly traded industry peers.

(3)	Cash flows beyond the forecast period have been primarily extrapolated at or below the projected long-term average growth rates for the asset groups.

(4)	The income tax rate represents an estimated effective tax rate based on enacted or substantively enacted rates.

Sensitivity analysis performed as of December 31, 2018 using reasonably possible changes in key assumptions above are outlined below:

	T&F Group	ECP CGU
Forecast period annual revenue growth rates	10.1% in 2019, 0% thereafter	30.5% in 2019, 3.6% in 2020, tapering down to 1% thereafter
Discount rate	11.0%	13.1%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of	1.0%	1.0%
Income tax rate	35.0%	37.0%

There was no indication of any impairment resulting from changing the individual assumptions above.
Impairments

Impairments recognized during the years ended December 31, 2019 and 2018 and reversals of impairments recognized during the year ended December 31, 2019 are presented in the table below. There were no reversals of impairments recognized during the year ended December 31, 2018.

	2019		2018
	Impairment recognized	Impairment reversed	Impairment recognized
	$	$	$
Classes of assets impaired
Manufacturing facility closures, restructuring and other related charges
Inventories	634	(504)	1,297
Property, plant and equipment
Land	—	—	370
Buildings	236	—	820
Manufacturing equipment	987	(751)	3,649
Computer equipment and software	114	—	—
Furniture, office equipment and other	18	—	—
Construction in progress	65	—	—
	2,054	(1,255)	6,136
Cost of sales
Inventories	2,877	—	716
Property, plant and equipment
Manufacturing equipment	224	—	—
Computer equipment and software	35	—	—
Construction in progress	542	—	84
Intangibles	72	—	—
	3,750	—	800
Total	5,804	(1,255)	6,936

The assets impaired during the year ended December 31, 2019 were primarily impairments of inventories mainly related to slow-moving and obsolete goods as well as assets impaired as a result of the closure of the Montreal, Quebec and Johnson City, Tennessee manufacturing facilities. The assets impaired during the year ended December 31, 2018 were primarily the result of the closure of the Johnson City, Tennessee manufacturing facility. Refer to Note 4 for additional information regarding manufacturing facility closures.
The Company used its best estimate in assessing the likely outcome for each of the assets. The recoverable amount of the assets in all cases was fair value less costs to sell.